Performance B.7. Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Earnings (loss) per common share for profit (loss) attributable to the owners of the Company:
Net profit/(loss) attributable to equity holders from continuing operations	$ 29	$ 36		$ (12)
Net profit/(loss) attributable to equity holders from discontinued operations	(39)	51		(20)
Net profit/(loss) attributable to all equity holders to determine the basic earnings (loss) per share	$ (10)	$ 86	[1]	$ (32)	[1]
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of ordinary shares (excluding treasury shares) for basic earnings per share) (in shares)	100,793	100,384		100,337
Potential incremental shares as a result of share options (in shares)	0	0		0
Weighted average number of ordinary shares (excluding treasury shares) adjusted for the effect of dilution (in shares)	100,793	100,384		100,337

[1]	Re-presented for discontinued operations (shown in note A.4.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.